Ordinary Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Ordinary Shares
14.	ORDINARY SHARES

On September 18, 2015, the Company authorized 1,000,000,000 shares of a par value of US$0.00005 (equivalent to RMB0.0003) per share and issued 1 ordinary share at par value at incorporation.

In August 2017, the Company newly issued 1,909,309 ordinary shares proportionally to the then existing shareholders in relation to the 2017 Reorganization. In October 2017, the shareholders of the Company approved a share split at a 1 to 2 ratio for each ordinary share and Preferred Share. All share and per share amounts for all periods presented herein have been adjusted to reflect the split as if it had occurred at the beginning of the first period presented.

In August 2017, subsequent to the 2017 Reorganization, the Company newly issued 146,930 ordinary shares to certain directors and management at no consideration as a share-based compensation (Note 16).

In March 2018, the Company completed its IPO and issued 16,478,275 ADSs (representing 659,131 Class A ordinary shares). The net proceeds raised from IPO were RMB1,109,517, net of issuance cost of RMB80,128. Upon the completion of IPO, the ordinary shares of the Company are classified as Class A, Class B and Class C ordinary shares. Holders of Class A, Class B and Class C ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible. Each Class B ordinary share is entitled to seven votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof. Each Class C ordinary share is entitled to ten votes and is solely convertible into one Class A ordinary share, at any time by the holder thereof.

Upon the completion of IPO, 4,329,000 ordinary shares outstanding then were designated to 63,714 Class A ordinary shares and 4,265,286 Class C ordinary shares, respectively.

On August 29, 2018, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$50,000 of its Class A ordinary shares in the form of ADSs over the following 12 months. 1,127,055 ADSs (equivalent to 45,082 Class A ordinary shares) were repurchased in the year ended December 31, 2018 at a total consideration of RMB34,828. The repurchased shares were presented as treasury stock on the consolidated balance sheet as of December 31, 2018.